Financial Instruments (Schedule of Type of Interest Borne by Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	$ (1,317,406)	$ (1,595,692)
Fixed interest rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	549,467	16,137
Financial liabilities	(837,698)	(941,733)
Financial assets (liabilities), net	(288,231)	(925,596)
Variable rate instruments [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	4,827	55,033
Financial liabilities	(324,887)	(267,882)
Financial assets (liabilities), net	$ (320,060)	$ (212,849)